Income Tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal corporate tax rate, Amount	$ 283	$ 132	$ 981
Prior Year Income Taxes, Amount	(159)	(240)	(221)
Dividends-received deduction, Amount	(87)	(59)	(83)
Foreign tax credit, Amount	(40)	(14)
Adjustment of deferred tax assets and liabilities for enacted rate change, Amount			49
Other, Amount	1	(1)	(3)
Total income tax expense (benefit)	$ (2)	$ (182)	$ 723
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal corporate tax rate, Percent	21.00%	21.00%	35.00%
Prior Year Income Taxes, Percent	(11.80%)	(38.20%)	(7.80%)
Dividends-received deduction, Percent	(6.50%)	(9.40%)	(3.00%)
Foreign tax credit, Percent	(3.00%)	(2.20%)
Adjustment of deferred tax assets and liabilities for enacted rate change, Percentage			1.70%
Other, Percent	0.10%	(0.20%)	(0.10%)
Effective Income Tax Rate Reconciliation, Percent	(0.20%)	(29.00%)	25.80%